CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Sales	$ 4,848,092	$ 4,786,129	$ 4,498,932
Cost of sales	3,974,588	3,942,497	3,742,149
Gross profit	873,504	843,632	756,783
Selling, general and administrative expenses	487,171	463,715	397,477
Restructuring/Asset impairment charges	25,038	32,858	36,826
Income before interest and income taxes	361,295	347,059	322,480
Interest expense	59,913	64,114	41,832
Interest income	3,187	4,129	3,758
Income before income taxes	304,569	287,074	284,406
Provision for income taxes	96,203	103,759	78,423
Income before equity in earnings of affiliates	208,366	183,315	205,983
Equity in earnings of affiliates, net of tax	12,029	12,805	12,061
Net income	220,395	196,120	218,044
Net (income) attributable to noncontrolling interests	(1,282)	(110)	(527)
Net income attributable to Sonoco	$ 219,113	$ 196,010	$ 217,517
Weighted average common shares outstanding:
Basic	102,577	101,804	101,071
Assuming exercise of awards	671	769	1,102
Diluted	103,248	102,573	102,173
Net income attributable to Sonoco:
Basic (usd per share)	$ 2.14	$ 1.93	$ 2.15
Diluted (usd per share)	$ 2.12	$ 1.91	$ 2.13
Cash dividends (usd per share)	$ 1.23	$ 1.19	$ 1.15